OTHER OPERATING INCOME (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020
Loss (Gain) on Disposals of Assets	$ (142,000)	$ 528,000	$ (127,000)	$ 385,000
Restructuring and Reorganization Expense	386,000	591,000	2,764,000	1,180,000
Gain on Lease Terminations	174,000	(1,280,000)	174,000	(17,909,000)
Gain on Disposal of Assets Held For Sale				(12,415,000)
Other (Income) Expense	213,000	1,676,000	196,000	1,360,000
Total Other Operating Income	$ 631,000	$ 2,702,000	$ 2,478,000	$ (26,374,000)
Medmen Enterprises Inc. [Member]
Loss (Gain) on Disposals of Assets					$ 581,051	$ (7,331,288)
Restructuring and Reorganization Expense					(5,038,182)	(6,269,153)
Loss on Settlement of Accounts Payable					(574,877)	(314,242)
Gain on Lease Terminations					(17,748,368)	(319,163)
Gain on Disposal of Assets Held For Sale					(12,338,123)	(8,439,967)
Other (Income) Expense					(806,921)	390,909
Total Other Operating Income					$ (24,699,302)	$ (9,116,114)